ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued marketing expansion expenses (1)	$ 1,521,021	$ 1,026,243
Accrued payroll and social insurance	762,781	795,689
Taxes payable	88,050	23,652
Other accrued expenses (2)	418,287	206,004
Total accrued expenses and other current liabilities	$ 2,790,139	$ 2,051,588